Long-term debt and finance leases - Summary (Details) - ZAR (R) R in Millions	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Long-term debt and finance leases
Total long-term debt	R 137,339	R 109,454	R 81,405
Short-term portion of long-term debt	(2,544)	(12,763)
Long-term debt, non-current portion	134,795	96,691
Long-term debt	127,350	89,411
Finance leases	R 7,445	R 7,280